Separate Account Balances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of separate account assets by investment category (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Fixed maturities:
U.S. government and agencies	$7,121.7	$6,948.6
Non-U.S. governments	1,424.4	1,258.6
States and political subdivisions	185.5	205.1
Corporate	6,297.6	6,102.9
Residential mortgage-backed pass-through securities	3,693.0	4,096.2
Commercial mortgage-backed securities	235.0	221.1
Other debt obligations	608.1	505.8
Total fixed maturities	19,565.3	19,338.3
Equity securities	103,511.9	98,884.9
Real estate	439.0	494.6
Other investments	8,643.6	8,997.9
Cash and cash equivalents	3,746.1	3,162.3
Other assets	1,155.9	763.7
Total separate account assets per consolidated statements of financial position	$137,061.8	$131,641.7

	December 31, 2023	December 31, 2022

	(in millions)
Fixed maturities:
U.S. government and agencies	$6,948.6	$7,065.0
Non-U.S. governments	1,258.6	1,338.4
States and political subdivisions	205.1	211.7
Corporate	6,102.9	5,689.8
Residential mortgage-backed pass-through securities	4,096.2	3,853.2
Commercial mortgage-backed securities	221.1	206.2
Other debt obligations	505.8	218.0
Total fixed maturities	19,338.3	18,582.3
Equity securities	98,884.9	87,052.5
Real estate	494.6	610.6
Other investments	8,997.9	9,761.9
Cash and cash equivalents	3,162.3	3,233.1
Other assets	763.7	1,039.2
Total separate account assets per consolidated statements of financial position	$131,641.7	$120,279.6

Summary of disaggregated separate account liability amounts and changes in separate account liabilities (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Retirement and Income Solutions:
Group retirement contracts	$122,733.7	$117,518.5
Individual variable annuities	9,037.8	9,131.9
Total Retirement and Income Solutions	131,771.5	126,650.4
Benefits and Protection - Life Insurance:
Universal life	5,290.3	4,991.3
Total separate account liabilities per consolidated statements of financial position	$137,061.8	$131,641.7

	December 31, 2023	December 31, 2022

	(in millions)
Retirement and Income Solutions:
Group retirement contracts	$117,518.5	$107,240.1
Individual variable annuities	9,131.9	8,659.0
Total Retirement and Income Solutions	126,650.4	115,899.1
Benefits and Protection - Life Insurance:
Universal life	4,991.3	4,380.5
Total separate account liabilities per consolidated statements of financial position	$131,641.7	$120,279.6

Retirement and Income Solutions
Summary of disaggregated separate account liability amounts and changes in separate account liabilities (Table)

	For the six months ended		For the year ended
	June 30, 2024		December 31, 2023
	Group	Individual	Group	Individual
	retirement	variable	retirement	variable
	contracts	annuities	contracts	annuities

	(in millions)
Balance at beginning of period	$117,518.5	$9,131.9	$107,240.1	$8,659.0
Premiums and deposits(1)	7,262.6	160.8	11,379.0	328.5
Policy charges	(169.4)	(101.3)	(366.0)	(204.5)
Surrenders, withdrawals and benefit payments(1)	(9,056.6)	(783.4)	(13,916.8)	(1,018.2)
Investment performance	7,931.8	649.4	15,820.7	1,315.1
Net transfers (to) from general account(1)	(1,001.3)	2.9	(2,461.1)	30.4
Other(2)	248.1	(22.5)	(177.4)	21.6
Balance at end of period	$122,733.7	$9,037.8	$117,518.5	$9,131.9

Cash surrender value(3)	$121,457.3	$8,918.7	$116,522.1	$9,011.5
(1)

Within the policyholder account balances rollforwards in Note 7, Contractholder Funds, amounts in these lines for Individual variable annuities and Workplace savings and retirement solutions included in Group retirement contracts are reflected in net transfers from (to) separate account.

(2)	Includes amounts to be settled between the separate account and general account due to the timing of trade settlements as of the reporting date.
(3)	Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Group	Individual	Group	Individual
	retirement	variable	retirement	variable
	contracts	annuities	contracts	annuities

	(in millions)
Balance at beginning of period	$107,240.1	$8,659.0	$131,188.6	$11,000.0
Premiums and deposits (1)	11,379.0	328.5	14,859.3	354.1
Policy charges	(366.0)	(204.5)	(383.7)	(211.1)
Surrenders, withdrawals and benefit payments (1)	(13,916.8)	(1,018.2)	(14,479.4)	(790.1)
Investment performance	15,820.7	1,315.1	(20,641.3)	(1,723.3)
Net transfers (to) from general account (1)	(2,461.1)	30.4	(2,571.7)	29.4
Other (2)	(177.4)	21.6	(731.7)	—
Balance at end of period	$117,518.5	$9,131.9	$107,240.1	$8,659.0

Cash surrender value (3)	$116,522.1	$9,011.5	$106,125.7	$8,538.7
(1)

Within the policyholder account balances rollforwards in Note 10, Contractholder Funds, amounts in these lines for Individual variable annuities and Workplace savings and retirement solutions included in Group retirement contracts are reflected in net transfers from (to) separate account.

(2)	Includes amounts to be settled between the separate account and general account due to the timing of trade settlements as of the reporting date.
(3)	Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.

Benefits and Protection | Life Insurance | Universal life
Summary of disaggregated separate account liability amounts and changes in separate account liabilities (Table)

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	(in millions)
Balance at beginning of period	$4,991.3	$4,380.5
Premiums and deposits	131.2	232.8
Policy charges	(50.0)	(100.0)
Surrenders, withdrawals and benefit payments	(221.5)	(302.4)
Investment performance	429.9	773.6
Net transfers (to) from general account	9.4	6.8
Balance at end of period	$5,290.3	$4,991.3

Cash surrender value(1)	$5,347.6	$5,062.4
(1)

Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges. Certain products include surrender value enhancement riders that result in cash surrender values greater than account balances.

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	(in millions)
Balance at beginning of period	$4,380.5	$5,340.4
Premiums and deposits	232.8	276.3
Policy charges	(100.0)	(97.5)
Surrenders, withdrawals and benefit payments	(302.4)	(181.6)
Investment performance	773.6	(952.1)
Net transfers (to) from general account	6.8	(5.0)
Balance at end of period	$4,991.3	$4,380.5

Cash surrender value (1)	$5,062.4	$4,452.9
(1)

Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges. Certain products include surrender value enhancement riders that result in cash surrender values greater than account balances.